Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 469,245,000.00
Total Fee Amount	64,802.73
Total Offset Amount	0.00
Net Fee	$ 64,802.73
Offering Table N/A
Offset Table N/A	N/A